FORUM FUNDS

THREE CANAL PLAZA, SUITE 600

PORTLAND, MAINE 04101

207-347-2090

April 15, 2013

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Forum Funds (the “Registrant”)
File No.: 002-67052/811-03023
Filing pursuant to Rule 497(e)

Ladies and Gentlemen:

Enclosed for filing, pursuant to Rule 497(e) of the Securities Act of 1933, as amended, (the “1933 Act”) are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplement dated April 2, 2013 to the Prospectus dated November 1, 2012, for the Auxier Focus Fund, a series of the Registrant as filed pursuant to Rule 497(e) under the 1933 Act on April 2, 2013 (Accession Number: 0001435109-13-000125).

If you have any questions related to this filing please do not hesitate to contact me at (207) 347-2030 or megan.koehler@atlanticfundservices.com.

Sincerely,

/s/Megan Hadley Koehler

Megan Hadley Koehler

Assistant Secretary to the Registrant

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